Combined Prospectus - Combined Prospectus: 1	Feb. 23, 2026 USD ($) shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share
Amount of Securities Previously Registered | shares	15,373,309
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 12,425,380.00
Form Type	S-1
File Number	333-287493
Initial Effective Date	May 22, 2025
Combined Prospectus Note	(5) Pursuant to Rule 457(b) and Rule 429, no separate registration fee is payable with respect to the primary issuance or resale of such securities, as such securities were previously registered on the registration statement on Form S-1 (File No. 333-287493) with the Securities and Exchange Commission, on May 22, 2025, as amended by Amendment No. 1 filed August 7, 2025, which was declared effective on August 11, 2025. (6) Estimated solely for the purpose of calculating the registration fee according to Rule 457(c) under the Securities Act based on the average of the high and low prices of the registrant's Class A Common Stock quoted on The Nasdaq Global Market on May 16, 2025. (7) In addition to the common stock set forth in this table, pursuant to Rule 416(a) under the Securities Act, this registration statement also registers such additional number of common stock as may become issuable by reason of any share splits, share dividends or similar transactions.